FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets - GBP (£) £ in Millions		Dec. 31, 2018		Dec. 31, 2017
The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other		£ 7,221
Hedging		1,483
		8,704
Due from fellow Lloyds Banking Group undertakings		2,589
Derivative financial instruments		11,293	[1]	£ 23,792	[2]
The Group [member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other				22,252
Hedging				1,900
				24,152
Derivative financial instruments	[3]			24,152
The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other		5,088
Hedging		400
		5,488
Due from fellow Lloyds Banking Group undertakings		9,943
Derivative financial instruments		15,431	[2]	26,764
The Bank [member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other				18,117
Hedging				469
				18,586
Due from fellow Lloyds Banking Group undertakings				8,178
Derivative financial instruments				26,764
Investment Grade [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other	[1]	5,901
Hedging	[1]	1,467
	[1]	7,368
Investment Grade [member] | The Group [member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other	[1]			20,285
Hedging	[1]			1,894
	[1]			22,179
Investment Grade [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other	[1]	4,563
Hedging	[1]	385
	[1]	4,948
Investment Grade [member] | The Bank [member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other	[1]			17,403
Hedging	[1]			467
	[1]			17,870
Other [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other	[3]	1,320
Hedging	[3]	16
	[3]	1,336
Other [member] | The Group [member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other	[3]			1,967
Hedging	[3]			6
	[3]			1,973
Other [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other	[3]	525
Hedging	[3]	15
	[3]	£ 540
Other [member] | The Bank [member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other	[3]			714
Hedging	[3]			2
	[3]			£ 716

[1]	Credit ratings equal to or better than 'BBB'.
[2]	See note 50.
[3]	Other comprises sub-investment grade (2018: 1,282 million for the Group and 488 million for the Bank; 2017: 1,878 million for the Group and 623 million for the Bank) and not rated (2018: 54 million for the Group and 52 million for the Bank; 2017: 95 million for the Group and 93 million for the Bank).